Investments in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2012
Investments In Unconsolidated Entities (Tables) [Abstract]
Summary Of Investments In Unconsolidated Entities

			Year Ended December 31,			December 31,
	Percentage Ownership	Properties	2012 Income (loss)	2011 Income (loss)	2010 Income (loss)	2012 Assets	2011 Assets
Seniors housing triple-net(1)	10% to 49%	21	$(33)	$(9)	$-	$34,618	$30,975
Seniors housing operating	33% to 50%	39	(6,364)	(1,531)	-	217,701	15,429
Medical facilities	36% to 49%	13	8,879	7,312	6,673	186,617	195,318
Total			$2,482	$5,772	$6,673	$438,936	$241,722

(1) Asset amounts include an available-for-sale equity investment. See Note 16 for additional information.